Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2019
Intro, basis of presentation of the consolidated financial statements and other information
Introduction, basis of presentation of the consolidated financial statements and other information

1.  Introduction, basis of presentation of the consolidated financial statements and other information

a)   Introduction

Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (hereinafter, Banco Santander México) together with its subsidiaries (hereinafter, the “Bank”) is a subsidiary of Grupo Financiero Santander México, S.A. de C.V. (hereinafter, “the Group”, “Parent” or “Parent company”), which is a subsidiary of Banco Santander, S.A. in Spain (hereinafter, Banco Santander (Spain) or “Ultimate Parent”) and holds 91.65% (see Note 3.9) of its common stock and is regulated by, among others, the Credit Institutions Law (Ley de Instituciones de Crédito), the General Provisions Applicable to Credit Institutions, Regulated Multiple Purpose Finance Entities and Market Participants in Relation to Derivatives Contracts Listed on the Mexican Market issued by the Mexican National Banking and Securities Commission (hereinafter, the CNBV by its Spanish acronym) and the Mexican Central Bank (hereinafter, “the Central Bank”, “Mexican Central Bank” or “Banco de México”). The Bank is also subject to the supervision and oversight of CNBV and the Mexican Central Bank.

The shares of the Bank are listed on the New York Stock Exchange as American Depositary Shares. The Bank is subject to the supervision and oversight of the United States Securities and Exchange Commission.

The Bank’s main activity is to render banking and credit services under the terms of applicable laws, which services include, among others, reception of deposits, granting of loans, trading of securities and the execution of trust contracts.

Per legal requirements, the Bank has unlimited liability for the obligations assumed and losses incurred by each of its subsidiaries.

The Bank conducts its business through branches and offices located throughout Mexico. The Bank is one of the largest private-sector banks in Mexico. The main offices of the Bank are located at Prolongación Paseo de la Reforma 500, Colonia Lomas de Santa Fe, Ciudad de Mexico, Mexico.

The issuance of the consolidated financial statements was authorized by Héctor Blas Grisi Checa, Executive President and Chief Executive Officer (CEO) and Director of the Bank and by the Board of Directors on February 26, 2020. These consolidated financial statements are pending the approval of the ordinary shareholders’ meeting, where they may be modified, based on provisions set forth in the Mexican Corporations Law (Ley General de Sociedades Mercantiles).

b)   Basis of presentation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (hereinafter, IFRS) as issued by the International Accounting Standards Board (hereinafter, IASB) and interpretations issued by the IFRS Interpretations Committee.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at fair value through profit or loss, other financial instruments at fair value through profit or loss, (including trading financial derivative instruments), financial assets at fair value through other comprehensive income and hedging financial derivative instruments that have been measured at fair value at the end of each reporting period, as explained in the accounting policies below (see Note 2).

Historical cost is based on the fair value of the consideration given in exchange for goods and services.

The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationships.

The consolidated financial statements are presented in Mexican pesos. As used in these consolidated financial statements, the term “billion” means one thousand million (1,000,000,000).

The consolidated financial statements filed for Mexican statutory purposes are prepared in accordance with accounting principles and regulations prescribed by the CNBV, as amended, which are hereinafter referred to as Mexican Banking GAAP. Mexican Banking GAAP is composed of Mexican Financial Reporting Standards (NIF) as issued by the Mexican Board of Financial Reporting Standards (CINIF), which, in turn, are supplemented and modified by specific rules mandated by the CNBV.

The most significant differences between Mexican Banking GAAP and IFRS, as they relate to the Bank, are in regard to:

a)   Allowance for impairment losses

For Mexican Banking GAAP purposes, allowance for impairment losses and provisions for off-balance sheet risk are determined using prescribed formulas that are based primarily on an expected loss model. The expected loss model formulas are developed by the CNBV using information compiled from the Mexican lending market as a whole, which may differ from the Bank’s expected credit loss model.

In some cases, CNBV can approve the use of internal models to determine the allowance for impairment losses under Mexican Banking GAAP as an alternative to the regulatory expected loss model.

b)   Effects of inflation

Mexican Banking GAAP requires the recognition of the comprehensive effects of inflation when an economic environment becomes inflationary, which, for purposes of Mexican Banking GAAP, is indicated by a three-year cumulative inflation rate of approximately 26 percent or more.

c)   Actuarial gains and losses of the pension plan

IFRS require the recognition of actuarial gains and losses from the year immediately through other comprehensive income without recycling to profit or loss. Under Mexican Banking GAAP there is an option to recognize actuarial gains and losses from the year, immediately through other comprehensive income as remeasurement of defined benefit obligation and demand their subsequent recycling to profit or loss based on the average remaining life of the pension plan, or to profit or loss of the period in which are determined.

d)   Deferred employee profit sharing

Mexican Banking GAAP requires the recognition of the deferred compulsory employee profit sharing effect based on the temporary differences arising between book and tax value of the assets and liabilities.

e)   Consolidation of special purpose entities

Mexican Banking GAAP does not require the consolidation of those special purpose entities created before January 1, 2009 over which control is exercised.

f)    Impairment losses of non-current assets held for sale

For Mexican Banking GAAP impairment losses from non-current assets held for sale are determined based on formulas prescribed by the CNBV.

g)     Leases

Mexican Banking GAAP classifies leases into two types:

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Operating leases if the lease does not transfer substantially all the risk and rewards incidental to ownership, the lease payments should be recognized as an expense in the income statement over the lease term on a straight-line basis, unless another systematic basis is more representative of the time pattern of the user's benefit.

•

Financial leases if the lease transfer substantially all the risk and rewards incidental to ownership, at commencement of the lease term, finance leases should be recorded as an asset (decreased by depreciation) and a liability (decreased by payments).

h)    Fair value measurements of financial instruments

For Mexican Banking GAAP, the fair value measurement of financial derivative instruments non-listed in recognized markets does not consider the counterparty credit risk (Credit Value Adjustment) and the  entity’s own credit risk (Debit Value Adjustment).

Fair value measurement of financial liabilities at fair value through profit or loss does not consider also entity’s own credit risk for Mexican Banking GAAP.

The notes to the consolidated financial statements contain supplementary information to that presented in the consolidated balance sheets, consolidated income statements, consolidated statements of comprehensive income, consolidated statements of changes in total equity and consolidated statements of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these consolidated financial statements.

Adoption of new and revised IFRS

In the current year, the Bank has applied new or amended International Accounting Standards (hereinafter, IAS), or IFRS issued by the IASB that are mandatorily effective for the accounting period beginning on January 1, 2019.

•	Annual Improvements to IFRS 2015 – 2017 Cycle
•	Amendments to IFRS 9 Financial Instruments – Prepayment Features with Negative Compensation
•	Amendments to IAS 28 Investments in Associates and Joint Ventures
•	Amendments to IAS 19 Employee Benefits
•	IFRS 16 Leases
•	IFRIC 23 Uncertainty over Income Tax Treatments

Annual Improvements to IFRS 2015 – 2017 Cycle

Standard	Subject of amendment	Details

IFRS 3 Business Combinations IFRS 11 Joint Arrangements	Remeasurement of previously held interest

The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

IAS 12 Income Taxes	Income tax consequences of dividends

The amendments clarify that the requirements in the former paragraph 52B (to recognize the income tax consequences of dividends where the transactions or events that generated distributable profits are recognized) apply to all income tax consequences of dividends by moving the paragraph away from paragraph 52A that only deals with situations where there are different tax rates for distributed and undistributed profits.

IAS 23 Borrowing Costs	Borrowing costs eligible for capitalization

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The adoption of these amendments did not have an impact in the amounts recognized in the Bank’s consolidated financial statements.

Amendments to IFRS 9 Financial Instruments - Prepayment Features with Negative Compensation

The amendments to IFRS 9 clarify that for the purpose of assessing whether a prepayment feature meets the Solely Payments of Principal and Interest (SPPI) condition, the party exercising the option may pay or receive reasonable compensation for the prepayment irrespective of the reason for prepayment. In other words, prepayment features with negative compensation do not automatically fail SPPI.

The adoption of these amendments did not have an impact in the amounts recognized in the Bank’s consolidated financial statements.

Amendments to IAS 28 Investments in Associates and Joint Ventures

The amendments to IAS 28 relate to Long-term Interests in Associates and Joint Ventures are as follows:

•

Paragraph 14A has been added to clarify that an entity applies IFRS 9 including its impairment requirements, to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

•	Paragraph 41 has been deleted because the IASB felt that it merely reiterated requirements in IFRS 9 and had created confusion about the accounting for long-term interests.

The adoption of these amendments did not have an impact in the amounts recognized in the Bank’s consolidated financial statements.

Amendments to IAS 19 Employee Benefits

The amendments clarify the accounting for defined benefit plan amendments, curtailments and settlements. Entities must:

•

calculate the current service cost and net interest for the remainder of the reporting period after a plan amendment, curtailment or settlement by using the updated assumptions from the date of the change;

•

recognize any reduction in a surplus immediately in profit or loss, either as part of past service cost or as a gain or loss on settlement. In other words, a reduction in a surplus must be recognized in profit or loss even if that surplus was not previously recognized because of the impact of the asset ceiling; and

•	separately recognize any changes in the asset ceiling through other comprehensive income.

The adoption of these amendments did not have an impact in the amounts recognized in the Bank’s consolidated financial statements.

IFRS 16 Leases

This Standard establishes the principles for the recognition, measurement, presentation and disclosure of the lease arrangements, in order to ensure that both lessee and lessor provide relevant information that faithfully represents these transactions.

In addition, the Standard introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current Standard – i.e., lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC 15 Operating Leases – Incentives and SIC 27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

Transition

The Bank applied IFRS 16 initially recognition on January 1, 2019, using the modified retrospective approach where the asset for right-of-use and the leases liability are the same on transition date. Therefore, there was not a cumulative effect of adopting IFRS 16 recognized as an adjustment to the opening balance of Accumulated reserves as of January 1, 2019.

The Bank decided to apply the available practical expedients on adoption allowed by the Standard of not evaluating in the first adoption if the contracts are or contain a lease (under the new definition), and therefore, IFRS 16 will only apply to those contracts that were previously identified as lease contracts.

The Bank carried out a multidisciplinary project with the objective of adapting its processes to the new Standard of accounting of the lease contracts. Thus, the Bank had worked during 2018 in the analysis and identification of the contracts affected by the Standard, as well as the definition of the main technical criteria that affects the accounting of the lease contracts.

With respect to the structure of the project´s governance, the Bank had created a working group to manage and follow up a periodic meeting of the direction of the project and designated a team in charge that assures the involvement of every responsible individual within each teamwork (see Note 2.l).

IFRIC 23 Uncertainty over Income Tax Treatments

The interpretation explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. In particular, it discusses:

•

how to determine the appropriate unit of account, and that each uncertain tax treatment should be considered separately or together as a group, depending on which approach better predicts the resolution of the uncertainty,

•	that the entity should assume a tax authority will examine the uncertain tax treatments and have full knowledge of all related information, that is detection risk should be ignored,
•	that the entity should reflect the effect of the uncertainty in its income tax accounting when it is not probable that the tax authorities will accept the treatment,
•

that the impact of the uncertainty should be measured using either the most likely amount or the expected value method, depending on which method better predicts the resolution of the uncertainty, and,

•	that the judgments and estimates made must be reassessed whenever circumstances have changed or there is new information that affects the judgments.

The adoption of the aforementioned Interpretation did not have any material effects on the Bank’s consolidated financial statements.

New and revised IFRS that are not mandatorily effective (but allow early adoption) for the year ending December 31, 2019

The Bank has not yet adopted the following new or revised Standards, as the effective dates are subsequent to the date of these consolidated financial statements. Except as disclosed below, Management is currently analyzing the effects of adopting these new Standards and has not yet quantified the potential impacts they may have on the consolidated financial statements.

Amendments to IFRS 3 Business Combinations

(Effective for annual periods beginning on or after January 1, 2020, early adoption is permitted)

The amendments to IFRS 3 improve the definition of a business. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others.

Management does not anticipate any material impact from the adoption of this amendment.

Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

(Effective for annual periods beginning on or after January 1, 2020, early adoption is permitted)

The amendments to IAS 1 and IAS 8 use a consistent definition of materiality throughout IFRS and the Conceptual Framework for Financial Reporting, clarify the explanation of the definition of material and  incorporate some of the guidance in IAS 1 about immaterial information.

The amended definition is:

“Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendment clarifies that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information. It also states that an entity assesses materiality in the context of the financial statements as a whole.

The amendment also clarifies the meaning of “primary users of general purpose financial statements” to whom those financial statements are directed, by defining them as “existing and potential investors, lenders and other creditors” that must rely on general purpose financial statements for much of the financial information they need.

Management does not anticipate any material impact from the adoption of this amendment.

Amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement and IFRS 7 Financial Instruments: Disclosures

(Effective for annual periods beginning on or after January 1, 2020)

The amendments provide targeted relief for financial instruments qualifying for hedge accounting in the lead up to interbank offered rates (IBORs) reform.

As a result of these uncertainties, significant accounting judgment is involved in determining whether certain hedge accounting relationships that hedge the variability of foreign exchange and interest rate risk due to expected changes in IBORs continue to qualify for hedge accounting as of December 31, 2019. IBOR continues to be used as a reference rate in financial markets and is used in the valuation of instruments with maturities that exceed the expected end date for IBOR. Therefore, the Bank believes the current market structure supports the continuation of hedge accounting.

Amendments to References to Conceptual Framework in IFRS Standards

(Effective for annual periods beginning on or after January 1, 2020)

The IASB has issued a revised Conceptual Framework which will be used in standard-setting decisions with immediate effect. The main changes include:

-	increasing the prominence of stewardship in the objective of financial reporting;
-	reinstating prudence as a component of neutrality;
-	defining a reporting entity, which may be a legal entity, or a portion of an entity;
-	revising the definitions of an asset and a liability;
-	removing the probability threshold for recognition and adding guidance on derecognition;
-	adding guidance on different measurement basis; and
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stating that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled where this enhances the relevance or faithful representation of the financial statements.

Management does not anticipate any material impact from the adoption of these amendments.

IFRS 17 Insurance contracts

(Effective for annual periods beginning on or after January 1, 2021, earlier adoption is permitted)

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the Standard. The objective of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. This information gives a basis for users of financial statements to assess the effect that insurance contracts have on the entity’s financial position, financial performance and cash flows.

This Standard measures insurance contracts either under the general model or a simplified version of this called the Premium Allocation Approach. The general model is defined such that at initial recognition an entity shall measure a group of contracts at the total of (a) the amount of fulfilment cash flows (FCF), which comprise probability-weighted estimates of future cash flows, an adjustment to reflect the time value of money (TVM) and the financial risks associated with those future cash flows and a risk adjustment for non-financial risk; and (b) the contractual service margin (CSM).

On subsequent measurement, the carrying amount of a group of insurance contracts at the end of each reporting period shall be the sum of the liability for remaining coverage and the liability for incurred claims. The liability for remaining coverage comprises the FCF related to future services and the CSM of the group at that date. The liability for incurred claims is measured as the FCF related to past services allocated to the group at that date.

An entity may simplify the measurement of the liability for remaining coverage of a group of insurance contracts using the premium allocation approach on the condition that, at initial recognition, the entity reasonably expects that doing so would produce a reasonable approximation of the general model, or the coverage period of each contract in the group is one year or less.

This Standard is not applicable as there is no insurance entity as subsidiary of the Bank nor any contracts within the scope of this Standard.

c)   Critical accounting estimates

IFRS requires that Management make certain estimates and utilize certain assumptions to determine the valuation of items included in the consolidated financial statements and to make required disclosures. Although the actual results may differ, Management believes that the estimates and assumptions utilized were appropriate under the circumstances.

The critical accounting estimates applied in the preparation of these consolidated financial statements and related footnote disclosures are as follows:

 Fair value measurement of certain financial instruments (see Note 2.d.iii and Note 45.d).

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it on an active, liquid and deep market (quoted price or market price). Fair value under IFRS is an exit price regardless of whether that price is directly observable or estimated using another valuation technique.

If there is no market price for a given financial instrument, its fair value is estimated on the basis of the price established in recent transactions involving similar instruments and, in the absence thereof, of valuation techniques commonly used by the international financial community, taking into account the specific features of the instrument to be measured and, particularly, the various types of risk associated with it.

In estimating the fair value of an asset or a liability, the Bank takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements for certain financial instruments is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are within the scope of IAS 17 and measurements that have some similarities to fair value but are not fair value, such as value in use in IAS 36 Impairment of Assets.

When there is no market price available for an identical instrument, the Bank measures fair value using other valuation techniques that are commonly used by the financial markets that maximize the use of relevant observable inputs and minimize the use of unobservable inputs as explained in Note 2.d.

The availability of observable prices or inputs varies by product and market, and may change over time. The level of Management judgment required in establishing fair value of financial instruments for which there is a quoted price in an active market is minimal. Similarly, there is little subjectivity or judgment required for instruments valued using valuation models that are standard across the industry and where all parameter inputs are quoted in active markets. The level of subjectivity and degree of Management judgment required are more significant for those instruments valued using specialized and sophisticated models and those where some or all of the parameter inputs are not observable.

In making appropriate valuation adjustments, the Bank follows methodologies that consider factors such as liquidity and credit risk (both counterparty credit risk in relation to financial assets and its own credit risk in relation to financial liabilities, which are at fair value through profit or loss).

 Fair value estimates used in disclosures (see Note 2.d.iii and Note 45.d).

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 according to IFRS 13 Fair Value Measurement based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1: inputs that are quoted market prices (unadjusted) in active markets for identical instruments;
•

Level 2: inputs other than quoted prices included within Level 1 that are observable either directly (i.e., as prices) or indirectly (i.e., derived from prices). This category includes instruments valued using: quoted market prices in active markets for similar instruments; quoted prices for identical or similar instruments in markets that are considered less than active; or other valuation techniques in which all significant inputs are directly or indirectly observable from market data; and

•

Level 3: inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation. This category includes instruments that are valued based on quoted prices for similar instruments for which significant unobservable adjustments or assumptions are required to reflect differences between the instruments.

This disclosure is provided in Note 2.d.iii.

For financial instruments measured at amortized cost (which include balances with the Central Bank, loans and advances, debt instruments, deposits and short-term and long-term debt issued), the Bank discloses the fair value. This disclosure is provided in Note 45.d; generally, there is no trading activity in these instruments and the fair value determination therefore requires significant Management judgment.

-Allowance for impairment losses and provisions for off-balance sheet risk (see Note 2.g, Note 8.c, Note 9.c, Note 11.c and Note 24.f).

From January 1, 2018, the Bank assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost and at fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The Bank considers a financial asset to have experienced a significant increase in credit risk, since initial recognition, taking into account different quantitative, qualitative or backstop criteria. If it is determined that a significant change in credit risk has occurred, the expected credit losses (ECL) are re-evaluated and the credit losses are quantified.

The Bank uses the concept of expected credit loss methodology according to IFRS 9 to quantify the credit losses as further discussed in Note 2.g.

The accounting estimates and judgments related to the allowance for impairment losses and provisions for off-balance sheet risk are a critical accounting estimate for the Bank because the underlying assumptions used to assess the impairment can change from period to period and may significantly affect the Bank’s operating results, particularly in circumstances of economic and financial uncertainty. Further, the statistical models incorporate numerous estimates and judgments (for example, Probability of Default, Loss Given Default and segmentation of loans in groups with similar credit risk characteristics, etc.). As such, the actual amount of the future cash flows and their timing may differ from the estimates used by Management and consequently may cause actual credit losses to differ from the recognized allowance for impairment losses or provisions for off-balance sheet risk.

-	The recognition and measurement of deferred tax assets (see Note 26.d).

As discussed in Note 2.w, deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, tax losses and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled.

In determining the amount of deferred tax assets, the Bank uses current expectations and estimates on projections of future events and trends, which may affect the consolidated financial statements, including a review of the eligible carryforward periods, available tax planning opportunities and other relevant considerations.

The Bank believes that the accounting estimate related to the deferred tax assets is a critical accounting estimate because it requires significant Management judgment and the underlying assumptions used in the estimate can change from period to period (for example, future projected operating performance of the Bank).

-	Goodwill and business combinations (see Note 16).

Goodwill and intangible assets include the cost of acquired subsidiaries in excess of the fair value of the tangible net assets recognized in connection with acquisitions as well as acquired intangible assets. Accounting for goodwill and acquired intangible assets requires Management’s estimates regarding: (1) the fair value of the acquired intangible assets and the initial amount of goodwill to be recognized, (2) the amortization period (for identified intangible assets other than those with indefinite lives or goodwill) and (3) the recoverability of the carrying value of acquired intangible assets.

The useful lives of acquired intangible assets are estimated based on the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Bank.

To determine the initial amount of goodwill to be recognized on an acquisition, the Bank determines the fair value of the consideration and the fair value of the net assets acquired. The Bank uses internal analysis, generally based on discounted cash flow techniques, to determine the fair value of the net assets acquired and non-cash components of the consideration paid. The actual fair value of net assets acquired could differ from the fair value determined, resulting in an under- or over-statement of goodwill.

Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

-	Impairment of goodwill (see Note 16).

For the purposes of impairment testing, goodwill is allocated to each of the Bank’s cash-generating units (CGUs), or groups of CGUs, that is expected to benefit from the synergies of the combination. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the CGU may be impaired.

Determining whether goodwill is impaired requires an estimation of the value in use of the CGUs to which goodwill has been allocated. The value in use calculation requires that management estimates the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. Where the actual future cash flows are less than expected, an impairment loss may arise. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro rata based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognized directly in the consolidated income statement. An impairment loss recognized for goodwill is not reversed in subsequent periods.

On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Details of the impairment of goodwill calculation are set out in Note 16.

-	Defined benefit plan (see Note 24.c).

The net cost of the defined benefit pension plan and other post-employment medical benefits and the present value of the pension obligation are determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These assumptions include the determination of the discount rate. Any changes in these assumptions will affect the carrying amount of pension obligations.

The Bank determines the appropriate discount rate at the end of each year. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. The Bank’s defined benefit obligation is discounted at a rate set by reference to market yields on Mexican government bonds at the end of the reporting period.

Further details about pension obligations are given in Note 24.c.

- The recognition and measurement of certain provisions and contingencies (see Note 24).

Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event; it is probable that an outflow of cash or other economic resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. If an outflow is not probable, the item is treated as a contingent liability.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

The Bank estimates and provides for probable losses that may arise out of litigation, regulatory proceedings and uncertain income tax matters to the extent that a current obligation exists, the losses are probable and can be reasonably estimated. Significant judgment is required in making these estimates and the Bank’s final liabilities may ultimately be materially different. The Bank’s actual losses may differ materially from recognized amounts.

- Lease term (see Note 2.l and Note 15)

In determining the lease term, Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

- Discount rate for lease (see Note 2.l and Note 15)

To determine the incremental borrowing rate, the Bank applies the Cross Section methodology, which consists of estimating the credit spread of the Bank based on the Credit Default Swaps information available from different entities. Under the Cross Section methodology, the following factors are considered to obtain the credit spread:

•	Economic sector,
•	Geographical area,
•	Rating, and
•	An assumption to represent that at least one factor described above, match with the factors related to the Bank.

d)   Events after the reporting period

The following significant events occurred from January 1, 2020 to the date on which these consolidated financial statements were authorized for issue:

i. Acquisition of Elavon Mexico Holding Company

On March 13, 2020, the Bank acquired 49% of the shares representing the capital stock of Elavon Mexico Holding Company, S.A. de C.V. (Elavon). The remaining 51% of the capital stock was acquired by Santander Merchant Platform Solutions (SMPS), a subsidiary of Banco Santander (Spain). The agreed purchase price for the total equity stock of Elavon is 1,600 million pesos.

Since January 2010, the Bank has a commercial alliance with Elavon (see Note 2.b.ii).

ii. Merger of Santander Vivienda, S.A. de C.V.

On October 28, 2019, the Bank obtained the authorization from the Executive Commission of Banco Santander (Spain), to carry out a merger through absorption, between the Bank and Santander Vivienda, S.A. de C.V. (Santander Vivienda), with the former being the surviving entity and the latter being the merged entity. This merger has not been approved by the Extraordinary Shareholders Meeting; the Bank expects to complete the merger during the first half of 2020.